Ordinary share (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary Share Details
Shares outstanding	2,229,609	2,229,609
Less: shares under treasury stock	167,700	167,700
Total	2,061,909	2,061,909